Stock Option Plan - Summary of Stock Options Outstanding and Exercisable (Detail)	12 Months Ended
	Jan. 31, 2024 shares $ / shares	Jan. 31, 2023 shares $ / shares	Apr. 30, 2024 shares $ / shares	Jan. 31, 2022 shares
Disclosure of range of exercise prices of outstanding share options [line items]
Number of options, Outstanding | shares	3,548,504	3,546,663	3,548,504	3,310,040
Weighted-average Exercise Price, Outstanding		$ 58.6	$ 67.46
Weighted-average remaining life (years), Outstanding	6 years 8 months 12 days	7 years 2 months 12 days
Number of options, Exercisable		1,534,464	1,955,579
Weighted-average Exercise Price , Exercisable	$ 51.69	$ 46.94
$20 to $24 [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Number of options, Outstanding | shares		34,025	17,350
Weighted-average Exercise Price, Outstanding		$ 20.38	$ 20.33
Weighted-average remaining life (years), Outstanding	2 years 4 months 24 days	3 years 3 months 18 days
Number of options, Exercisable		34,025	17,350
Weighted-average Exercise Price , Exercisable		$ 20.38	$ 20.33
$24 to $28 [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Number of options, Outstanding | shares		1,249,101	1,032,151
Weighted-average Exercise Price, Outstanding		$ 26.67	$ 26.67
Weighted-average remaining life (years), Outstanding	6 years 1 month 6 days	7 years 1 month 6 days
Number of options, Exercisable		479,201	667,476
Weighted-average Exercise Price , Exercisable		$ 26.69	$ 26.67
$36 to $40 [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Number of options, Outstanding | shares		126,350	79,500
Weighted-average Exercise Price, Outstanding		$ 39.45	$ 39.45
Weighted-average remaining life (years), Outstanding	3 years 4 months 24 days	4 years 4 months 24 days
Number of options, Exercisable		126,350	79,500
Weighted-average Exercise Price , Exercisable		$ 39.45	$ 39.45
$40 to $44 [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Number of options, Outstanding | shares		36,650	29,975
Weighted-average Exercise Price, Outstanding		$ 40.5	$ 40.44
Weighted-average remaining life (years), Outstanding	4 years 6 months	5 years 4 months 24 days
Number of options, Exercisable		36,650	29,975
Weighted-average Exercise Price , Exercisable		$ 40.5	$ 40.44
$44 to $48 [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Number of options, Outstanding | shares		683,375	555,005
Weighted-average Exercise Price, Outstanding		$ 46.15	$ 46.15
Weighted-average remaining life (years), Outstanding	5 years 4 months 24 days	6 years 4 months 24 days
Number of options, Exercisable		421,526	555,005
Weighted-average Exercise Price , Exercisable		$ 46.15	$ 46.15
$60 to $64 [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Number of options, Outstanding | shares		308,562	253,048
Weighted-average Exercise Price, Outstanding		$ 62.69	$ 62.69
Weighted-average remaining life (years), Outstanding	4 years 4 months 24 days	5 years 4 months 24 days
Number of options, Exercisable		308,562	253,048
Weighted-average Exercise Price , Exercisable		$ 62.69	$ 62.69
$64 to $68 [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Number of options, Outstanding | shares		22,700	13,325
Weighted-average Exercise Price, Outstanding		$ 64.15	$ 64.15
Weighted-average remaining life (years), Outstanding	5 years 10 months 24 days	6 years 10 months 24 days
Number of options, Exercisable		14,000	13,325
Weighted-average Exercise Price , Exercisable		$ 64.15	$ 64.15
$68 to $72 [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Number of options, Outstanding | shares		8,700	8,100
Weighted-average Exercise Price, Outstanding		$ 69.5	$ 69.5
Weighted-average remaining life (years), Outstanding	6 years 7 months 6 days	7 years 7 months 6 days
Number of options, Exercisable		4,200	5,850
Weighted-average Exercise Price , Exercisable		$ 69.5	$ 69.5
$88 to $92 [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Number of options, Outstanding | shares		39,400	39,400
Weighted-average Exercise Price, Outstanding		$ 90.31	$ 90.31
Weighted-average remaining life (years), Outstanding	8 years 8 months 12 days	9 years 8 months 12 days
Number of options, Exercisable		0	9,850
Weighted-average Exercise Price , Exercisable		$ 0	$ 90.31
$100 to $104 [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Number of options, Outstanding | shares			566,100
Weighted-average Exercise Price, Outstanding			$ 103.74
Weighted-average remaining life (years), Outstanding	9 years 2 months 12 days
Number of options, Exercisable			0
Weighted-average Exercise Price , Exercisable			$ 0
$104 to $108 [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Number of options, Outstanding | shares		542,600	496,900
Weighted-average Exercise Price, Outstanding		$ 104.07	$ 104.07
Weighted-average remaining life (years), Outstanding	8 years 2 months 12 days	9 years 2 months 12 days
Number of options, Exercisable		0	114,800
Weighted-average Exercise Price , Exercisable		$ 0	$ 104.07
$108 to $112 [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Number of options, Outstanding | shares		488,100	451,050
Weighted-average Exercise Price, Outstanding		$ 109.66	$ 109.66
Weighted-average remaining life (years), Outstanding	7 years 2 months 12 days	8 years 2 months 12 days
Number of options, Exercisable		108,175	206,100
Weighted-average Exercise Price , Exercisable		$ 109.66	$ 109.66
$120 to $124 [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Number of options, Outstanding | shares		7,100	6,600
Weighted-average Exercise Price, Outstanding		$ 123.03	$ 123.03
Weighted-average remaining life (years), Outstanding	7 years 7 months 6 days	8 years 7 months 6 days
Number of options, Exercisable		1,775	3,300
Weighted-average Exercise Price , Exercisable		$ 123.03	$ 123.03